Earnings (Loss) Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						6 Months Ended				12 Months Ended
	Jun. 30, 2020		Mar. 31, 2020	Jun. 30, 2019		Mar. 31, 2019	Jun. 30, 2020		Jun. 30, 2019		Dec. 31, 2019	Dec. 31, 2018
Earnings (Loss) Per Share
Net loss	$ (49,790)		$ (34,618)	$ (21,947)		$ (23,440)	$ (84,408)		$ (45,387)		$ (98,895)	$ (55,803)
Weighted average shares outstanding
Basic	18,395,983	[1]		299,780	[1]		9,359,655	[1]	299,001	[1]	2,739,505	2,645,194
Diluted	18,395,983	[1]		299,780	[1]		9,359,655	[1]	299,001	[1]	2,739,505	2,645,194
Basic earnings per common share	$ (2.71)			$ (73.21)			$ (9.02)		$ (151.80)		$ (36.10)	$ (21.10)
Diluted earnings per common share	$ (2.71)			$ (73.21)			$ (9.02)		$ (151.80)		$ (36.10)	$ (21.10)
Antidilutive securities excluded from computation of diluted earning per share (in shares)	37,600,000						37,600,000				152,200,000	131,500,000

[1]	Retroactively restated for the reverse recapitalization. Refer to Note 2 - Summary of Significant Accounting Policies and Note 16 - Loss Per Share for further information.